Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Profit after taxation for the year	£ 2,169	£ 1,062	£ 8,372
Adjustments reconciling profit after tax to operating cash flows	6,089	7,044	(3,741)
Cash generated from operations	8,258	8,106	4,631
Taxation paid	(1,340)	(1,609)	(2,062)
Net cash inflow from operating activities	6,918	6,497	2,569
Cash flow from investing activities
Purchase of property, plant and equipment	(1,545)	(1,543)	(1,380)
Proceeds from sale of property, plant and equipment	281	98	72
Purchase of intangible assets	(657)	(809)	(521)
Proceeds from sale of intangible assets	48	283	236
Purchase of equity investments	(80)	(96)	(82)
Proceeds from sale of equity investments	64	683	357
Contingent consideration paid	(91)	(73)	(338)
Purchase of businesses, net of cash acquired		17	(3,203)
Disposal of businesses	282	72	10,246
Investments in associates and joint ventures	(15)	(11)	(16)
Proceeds from disposal of subsidiary and interest in associate	196		564
Decrease/(increase) in liquid investments	4		(2)
Interest received	64	68	99
Dividends from associates, joint ventures and equity investments	6	42	5
Net cash (outflow)/inflow from investing activities	(1,443)	(1,269)	6,037
Cash flow from financing activities
Shares acquired by ESOP Trusts	(65)	(74)	(99)
Issue of share capital	56	89	73
Purchase of non-controllinginterests	(29)
Increase in long-term loans	2,233
(Repayment of)/Increase in short-term loans	(3,200)	148	(2,412)
Net repayment of obligations under finance leases	(23)	(18)	(25)
Interest paid	(781)	(732)	(762)
Dividends paid to shareholders	(3,906)	(4,850)	(3,874)
Distributions to non-controlling interests	(779)	(534)	(237)
Contributions from non-controlling interests	21
Other financing cash flows	93	(421)	233
Net cash outflow from financing activities	(6,380)	(6,392)	(7,103)
(Decrease)/increase in cash and bank overdrafts	(905)	(1,164)	1,503
Cash and bank overdrafts at beginning of year	4,605	5,486	4,028
Exchange adjustments	(100)	283	(45)
(Decrease)/increase in cash and bank overdrafts	(905)	(1,164)	1,503
Cash and bank overdrafts at end of year	3,600	4,605	5,486
Cash and bank overdrafts at end of year comprise:
Cash and cash equivalents	3,833	4,897	5,830
Overdrafts	(233)	(292)	(344)
Cash and bank overdrafts at end of year	£ 3,600	£ 4,605	£ 5,486